Events After the Reporting Period - Additional Information (Detail) - Jul. 01, 2022 € in Millions, £ in Millions	EUR (€)	GBP (£)
Patent Infringement Litigation [Member]
Disclosure of non-adjusting events after reporting period [line items]
Reimbursement Of Litigation Cost	€ 0.9	£ 0.8